Goodwill and Acquired Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets Acquired from Acquisition
December 31
	2016				2017
	US$				US$
	Cost	Accumulated Impairment	Accumulated Amortization	Net Carrying Amount	Cost	Accumulated Impairment	Accumulated Amortization	Net Carrying Amount
Acquisition-related intangible assets	8,381	—	(3,154)	5,227	13,117	—	(5,688)	7,429

Schedule of Goodwill
December 31
	2016				2017
	US$				US$
	Cost	Accumulated Impairment	Foreign Currency Adjustment	Net Carrying Amount	Cost	Accumulated Impairment	Foreign Currency Adjustment	Net Carrying Amount
Goodwill	99,504	(30,808)	(40)	68,656	100,129	(41,145)	(20)	58,964